Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,409,756)	$ (1,146,796)	$ (950,609)
Adjustments to reconcile net loss to net cash (used in) operating activities
Depreciation and amortization	384,919	89,235	0
Issuance of capital stock and warrants for services and expenses	660,251	181,592	382,855
Stock based compensation	151,118	152,053	147,709
Amortization of debt discount	11,153	50,183	0
(Loss) gain on sale of assets	(3,911)	550	0
Provision for losses on accounts receivable	0	1,663	0
Amortization of deferred financing costs	0	2,124	0
Changes in operating assets and liabilities
Accounts receivable	59,844	(64,176)	0
Prepaid expenses	(251,833)	(7,865)	(4,748)
Inventory	168,182	(218,157)	0
Other assets	0	(25,741)	0
Noncontrolling interest	0	0	0
Accounts payable - trade and accrued expenses	(81,758)	544,367	429,913
Income tax receivable	(500)	0	0
CASH PROVIDED BY (USED IN) PROVIDED BY OPERATING ACTIVITIES	(1,312,291)	(440,968)	5,120
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(121,060)	(22,815)	0
Cash from the acquisition of TransTech Systems, Inc.	0	76,216	0
Proceeds from sale of equipment	13,377	0	0
Purchase of investments- deposit	50	0	(50)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES:	(107,633)	53,401	(50)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on line of credit	(136,957)	0	0
Proceeds from line of credit	0	188,283	0
Distribution	0	(20,000)	0
Repayment of debt	(650,000)	0	0
Proceeds from the issuance of common stock	943,233	0	0
Repayments of capital leases	(23,221)	(2,104)	0
Proceeds from the issuance of convertible debt	1,300,000	300,000	0
Change in minority interest	(4,755)	0	0
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	1,428,300	466,179	0
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	8,376	78,612	5,070
CASH AND CASH EQUIVALENTS, beginning of period	83,937	5,325	255
CASH AND CASH EQUIVALENTS, end of period	92,313	83,937	5,325
Supplemental disclosures of cash flow information:
Interest paid	164,503	23,014	35,139
Taxes paid	3,041	0	0
Non-cash investing and financing activities:
Issuance of warrants in connection with convertible debt	0	61,336	0
Issuance of common stock for acquisition	200,000	134,592	0
Debtenture converted to common stock	425,000	0	0
Issuance of common stock for conversion of liabilities	262,987	144,000	0
Issuance of note payable for acquisition	$ 100,000	$ 2,300,000	$ 0